UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 1999

Check here if Amendment [  ]:  Amendment Number:
This Amendment (Check only one)                   [  ] is a restatement
                          [ ] adds new holdings entries

Institutional Investment Manager filing this Report:

Name:     Axiom International Investors LLC
Address:  885 Third Avenue, 25th Floor
          New York, New York 10022

13F File Number:


The institutional Investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager.

Name:     Andrew Jacobson
Phone:    (212) 583-8861
Signature, Place and Date of Signing:

Andrew Jacobson     New York, New York       March 15, 2000

Report Type (Check only one):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

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                             FORM 13 F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      12

Form 13F Information Table Value Total:      $145,336,925.00




List of Other Included Managers:

NO.       13F File Number          Name

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                                                    VALUE       SHARES/   SH/    PUT/   INVSTMT    OTHER         VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS      CUSIP      (x$1000)     PRN AMT   PRN    CALL   DSCRETN   MANAGERS   SOLE    SHARED    NONE
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Business Objects
 S A                 Sponsored ADR    12328X10    6,694.61      50,100    SH            SOLE         N/A     50,100
Celestica Inc        Sub Vtg Shs      15101Q10    8,247.30     148,600    SH            SOLE         N/A    148,600
Internet Initiative
 Japan Inc.          Sponsored ADR    46059T10    5,986.75      61,600    SH            SOLE         N/A     61,600
JDS Uniphase Corp.   Com              46612J10   19,260.71     119,400    SH            SOLE         N/A    119,400
Nokia Corp           Sponsored ADR    65490220   19,431.06     101,700    SH            SOLE         N/A    101,700
Nortel Networks
 Corp.               Com              65656910   15,412.60     152,600    SH            SOLE         N/A    152,600
ST Microelec-
 tronics NV          Com              86101210   12,675.32      83,700    SH            SOLE         N/A     83,700
Taiwan Semi-
 Conductor Mfg.
 Ltd                 Sponsored ADR    87403910   15,952.50     354,500    SH            SOLE         N/A    354,500
Vodafone Airtouch
 Inc.                Sponsored ADR    92857T10    6,316.20     127,600    SH            SOLE         N/A    127,600
Check Point
 Software Ltd.       Ord              M2246510   19,020.38      95,700    SH            SOLE         N/A     95,700
ASM Lithography
 Hldg N V            N Y Shs          N07059111  15,879.50     139,600    SH            SOLE         N/A    139,600
Flextronics Intl
 Ltd                 Ord              Y2573F10      460.00      10,000    SH            SOLE         N/A     10,000

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